INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of difference between income taxes at effective statutory rate and provision for income taxes

	Years Ended December 31,
	2022	2021
Income tax benefit at U.S. statutory rate of 21%	$(1,441,624)	$(1,261,869)
State income taxes	(247,135)	(216,321)
Non-deductible expenses	201,521	64,553
Change in valuation allowance	1,487,238	1,413,637
Total provision for income tax	$—	$—

Schedule of net deferred tax assets

	December 31,
	2022	2021
Deferred Tax Asset (Liability):
Net operating loss carryforward	$9,772,854	$8,247,427
Intangible assets	(32,656)	5,553
	9,740,198	8,252,960
Valuation allowance	(9,740,198)	(8,252,960)
Net deferred tax assets	$—	$—